July 2016
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Deanna Degnan
Account Administrator
312-332-7458
deanna.degnan@usbank.com
www.usbank.com/abs
190 South LaSalle Street
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Bank of America, National Association
Mortgage Loan Seller:
Morgan Stanley Mortgage Capital Holdings LLC
Depositor:
Morgan Stanley Capital I Inc.
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
Wells Fargo Bank, National Association
Master Servicer:
Keycorp Real Estate Capital Markets, Inc.
Special Servicer:
Midland Loan Services,
a Division of PNC Bank National Association
Trust Advisor:
Situs Holdings, LLC
Payment Date:
Jul 15, 2016
Prior Payment:
Jun 17, 2016
Next Payment:
Aug 17, 2016
Record Date:
Jun 30, 2016
Determination Date:
Jul 11, 2016
First Payment Date:
Aug 17, 2012
Closing Date:
Jul 30, 2012
Cut-off Date:
Jul 1, 2012
Final Distribution Date:
Aug 17, 2045
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S.
Bank has not independently verified information received from any such third party.
Statement to Certificateholders

REO Additional Detail

Bond Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Delinquency Summary Report

REO Status Report

Historical Liquidation Loss Loan Detail

Interest Adjustment Reconciliation

Defeased Loan Detail

Appraisal Reduction Report

Loan Level Detail

Material Breaches and Document Defects

Mortgage Loan Characteristics

Historical Loan Modification Report

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
July 2016
Pass
Through Certificates, Series 2012-C5
Collateral
Trust
Pass-Through
Original
Beginning
Principal
Interest
Total
Support
Advisor
Ending
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Deficit
Expenses
Balance
A-1
0.91600%
86,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
1.97200%
221,800,000.00
191,869,280.49
1,854,320.60
315,305.18
2,169,625.78
0.00
0.00
190,014,959.89
A-3
2.82500%
149,600,000.00
149,600,000.00
0.00
352,183.33
352,183.33
0.00
0.00
149,600,000.00
A-4
3.17600%
489,820,000.00
489,820,000.00
0.00
1,296,390.27
1,296,390.27
0.00
0.00
489,820,000.00
A-S
3.79200%
59,204,000.00
59,204,000.00
0.00
187,084.64
187,084.64
0.00
0.00
59,204,000.00
B
4.44300%
32,984,000.00
32,984,000.00
0.00
122,123.26
122,123.26
0.00
0.00
32,984,000.00
PST
4.16311%
116,714,000.00
116,714,000.00
0.00
404,911.33
404,911.33
0.00
0.00
116,714,000.00
C
4.68255%
24,526,000.00
24,526,000.00
0.00
95,703.43
95,703.43
0.00
0.00
24,526,000.00
D
4.68255%
27,064,000.00
27,064,000.00
0.00
105,607.01
105,607.01
0.00
0.00
27,064,000.00
E
4.68255%
49,053,000.00
49,053,000.00
0.00
191,410.76
191,410.76
0.00
0.00
49,053,000.00
F
4.50000%
8,457,000.00
8,457,000.00
0.00
31,713.75
31,713.75
0.00
0.00
8,457,000.00
G
4.50000%
18,607,000.00
18,607,000.00
0.00
69,776.25
69,776.25
0.00
0.00
18,607,000.00
H
4.50000%
23,680,000.00
23,680,000.00
0.00
88,800.00
88,800.00
0.00
0.00
23,680,000.00
J
4.50000%
45,670,509.00
45,670,509.00
0.00
171,264.41
171,264.41
0.00
0.00
45,670,509.00
X-A
1.72828%
1,065,628,000.00
949,697,280.49
0.00
1,367,785.94
1,367,785.94
0.00
0.00
947,842,959.89
X-B
0.23955%
65,968,000.00
65,968,000.00
0.00
13,168.62
13,168.62
0.00
0.00
65,968,000.00
X-C
0.07943%
221,583,509.00
221,583,509.00
0.00
14,666.70
14,666.70
0.00
0.00
221,583,509.00
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,353,179,509.00
1,237,248,789.49
1,854,320.60
4,827,894.88
6,682,215.48
0.00
0.00
1,235,394,468.89
PAYMENT DETAIL

July 2016
Pass
Through Certificates, Series 2012-C5
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Beginning
Principal
Interest
Total
Collateral Support
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Deficit/TA Expense
Balance
A-1
61761AAW8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-2
61761AAX6
0.86505537
0.00836033
0.00142157
0.00978190
0.00000000
0.85669504
A-3
61761AAY4
1.00000000
0.00000000
0.00235417
0.00235417
0.00000000
1.00000000
A-4
61761AAZ1
1.00000000
0.00000000
0.00264667
0.00264667
0.00000000
1.00000000
A-S
61761ABA5
1.00000000
0.00000000
0.00316000
0.00316000
0.00000000
1.00000000
B
61761ABB3
1.00000000
0.00000000
0.00370250
0.00370250
0.00000000
1.00000000
PST
61761ABC1
1.00000000
0.00000000
0.00346926
0.00346926
0.00000000
1.00000000
C
61761ABD9
1.00000000
0.00000000
0.00390212
0.00390212
0.00000000
1.00000000
D
61761AAG3
1.00000000
0.00000000
0.00390212
0.00390212
0.00000000
1.00000000
E
61761AAJ7
1.00000000
0.00000000
0.00390212
0.00390212
0.00000000
1.00000000
F
61761AAL2
1.00000000
0.00000000
0.00375000
0.00375000
0.00000000
1.00000000
G
61761AAN8
1.00000000
0.00000000
0.00375000
0.00375000
0.00000000
1.00000000
H
61761AAQ1
1.00000000
0.00000000
0.00375000
0.00375000
0.00000000
1.00000000
J
61761AAS7
1.00000000
0.00000000
0.00375000
0.00375000
0.00000000
1.00000000
X-A
61761AAA6
0.89120902
0.00000000
0.00128355
0.00128355
0.00000000
0.88946890
X-B
61761AAC2
1.00000000
0.00000000
0.00019962
0.00019962
0.00000000
1.00000000
X-C
61761AAE8
1.00000000
0.00000000
0.00006619
0.00006619
0.00000000
1.00000000
R
61761AAU2
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
FACTOR DETAIL

July 2016
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Pass
Through Certificates, Series 2012-C5
Collateral
Trust
Beginning
Scheduled
Unscheduled
Support
Advisor
Ending
Class
Balance
Principal
Principal
Deficit
Expenses
Balance
A-1
0.00
0.00
0.00
0.00
0.00
0.00
A-2
191,869,280.49
1,854,320.60
0.00
0.00
0.00
190,014,959.89
A-3
149,600,000.00
0.00
0.00
0.00
0.00
149,600,000.00
A-4
489,820,000.00
0.00
0.00
0.00
0.00
489,820,000.00
A-S
59,204,000.00
0.00
0.00
0.00
0.00
59,204,000.00
B
32,984,000.00
0.00
0.00
0.00
0.00
32,984,000.00
PST
116,714,000.00
0.00
0.00
0.00
0.00
116,714,000.00
C
24,526,000.00
0.00
0.00
0.00
0.00
24,526,000.00
D
27,064,000.00
0.00
0.00
0.00
0.00
27,064,000.00
E
49,053,000.00
0.00
0.00
0.00
0.00
49,053,000.00
F
8,457,000.00
0.00
0.00
0.00
0.00
8,457,000.00
G
18,607,000.00
0.00
0.00
0.00
0.00
18,607,000.00
H
23,680,000.00
0.00
0.00
0.00
0.00
23,680,000.00
J
45,670,509.00
0.00
0.00
0.00
0.00
45,670,509.00
Totals:
1,237,248,789.49
1,854,320.60
0.00
0.00
0.00
1,235,394,468.89
PRINCIPAL DETAIL

July 2016
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Pass
Through Certificates, Series 2012-C5
Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Prepayment
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustments
1
Shortfalls
Premium
Charges
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
315,305.18
0.00
0.00
0.00
0.00
0.00
315,305.18
0.00
A-3
352,183.33
0.00
0.00
0.00
0.00
0.00
352,183.33
0.00
A-4
1,296,390.27
0.00
0.00
0.00
0.00
0.00
1,296,390.27
0.00
A-S
187,084.64
0.00
0.00
0.00
0.00
0.00
187,084.64
0.00
B
122,123.26
0.00
0.00
0.00
0.00
0.00
122,123.26
0.00
PST
404,911.33
0.00
0.00
0.00
0.00
0.00
404,911.33
0.00
C
95,703.43
0.00
0.00
0.00
0.00
0.00
95,703.43
0.00
D
105,607.01
0.00
0.00
0.00
0.00
0.00
105,607.01
0.00
E
191,410.76
0.00
0.00
0.00
0.00
0.00
191,410.76
0.00
F
31,713.75
0.00
0.00
0.00
0.00
0.00
31,713.75
0.00
G
69,776.25
0.00
0.00
0.00
0.00
0.00
69,776.25
0.00
H
88,800.00
0.00
0.00
0.00
0.00
0.00
88,800.00
0.00
J
171,264.41
0.00
0.00
0.00
0.00
0.00
171,264.41
484.57
X-A
1,367,785.94
0.00
0.00
0.00
0.00
0.00
1,367,785.94
0.00
X-B
13,168.62
0.00
0.00
0.00
0.00
0.00
13,168.62
0.00
X-C
14,666.70
0.00
0.00
0.00
0.00
0.00
14,666.70
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
4,827,894.88
0.00
0.00
0.00
0.00
0.00
4,827,894.88
484.57
INTEREST DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
July 2016
Pass
Through Certificates, Series 2012-C5
Interest
Fees
Scheduled Interest
4,865,339.43
Master Servicing Fee
34,042.14
Interest Adjustments
0.00
Certificate Administrator Fee
2,113.61
Deferred Interest
0.00
Trustee Fee
1,443.44
Net Prepayment Shortfall
0.00
Custodian Fee
670.17
Net Prepayment Interest Excess
0.00
Trust Advisor Fee
1,288.80
Interest Reserve (Deposit)/Withdrawal
0.00
Special Servicing Fee
0.00
Interest Collections
4,865,339.43
Workout Fee
0.00
Liquidation Fee
0.00
Special Serv Fee plus Adj.
0.00
Principal
Miscellaneous Fee
0.00
Scheduled Principal
1,854,320.60
Fee Distributions
37,444.55
Unscheduled Principal
0.00
Principal Adjustments
0.00
Principal Collections
1,854,320.60
Additional Trust Fund Expenses
Reimbursed for Interest on Advances
0.00
Net ASER Amount
0.00
Non-Recoverable Advances/Relief Act Interest
0.00
Other
Other Expenses or Shortfalls
0.00
Yield Maintenance
0.00
Additional Trust Fund Expenses
0.00
Prepayment Premium
0.00
Other Collections
0.00
Payments to Certificateholders
Interest Distribution
4,827,894.88
Principal Distribution
1,854,320.60
Yield Maintenance
0.00
Prepayment Premium
0.00
Available Distribution Amount
6,682,215.48
Total Collections
6,719,660.03
Total Distribution
6,719,660.03
RECONCILIATION OF FUNDS
Funds Collection
Funds Distribution

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
July 2016
Pass
Through Certificates, Series 2012-C5
Interest Accrual Period
6/1/2016-6/30/2016
P&I Advances:
Master
Servicer
Trustee
Principal
0.00
0.00
Stated Principal Balance
Interest
0.00
0.00
Beginning
Ending
Total Current Advances
0.00
0.00
1,237,248,789.48
1,235,394,468.88
Cumulative Advances
0.00
0.00
TA Unused Fees Reserve Account
Interest on Advances
0.00
0.00
Beg Balance
(Withdraw)/Dep
End Balance
0.00
0.00
0.00
Servicing Advances:
Master
Special
Servicer
Servicer
Trustee
Excess Liquidation Proceeds Account
Interest on Advances
0.00
0.00
0.00
Beg Balance
(Withdraw)/Dep
End Balance
0.00
0.00
0.00
Disclosable Special Servicer Fees
Specially Serviced Loans that are not Delinquent
Commission
0.00
Count
Balance
Brokerage Fee
0.00
0
0.00
Rebate
0.00
Shared Fee
0.00
Current but not Specially Serviced Loans
Other
0.00
(Foreclosure Proceedings Commenced, but not REO Property)
Count
Balance
0
0.00
ADDITIONAL RECONCILIATION DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
July 2016
Pass
Through Certificates, Series 2012-C5
Ending
Modified/
Principal
Extended/
Loan ID
Balance
Waived
Terms
Fees
Penalties
Payment
Totals:
* Pending information provided by Servicer
CURRENT LOAN MODIFICATION REPORT
Comments

July 2016
Pass
Through Certificates, Series 2012-C5
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Liq Proceeds
Liq Proceeds
and Other
and Other Amt
Loss on
Loan ID
Amounts Rec'd
Alloc to Certs
Mortgage Loans
Totals:
REO ADDITIONAL DETAIL
REO Property with Final Recovery Determination

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
July 2016
Pass
Through Certificates, Series 2012-C5
Curr Beg Sch
Aggregate
Prior
Amt Covered Int (Shortage)/
Mod Adj/ Addt'l (Recov)
Real'd Loss
Recov of (Recov)/Real'd
Distribution
Bal of Loan Realized Loss
Real'd Loss
by OC/other Excess Appl'd
Appraisal
Exp Appl'd Appl'd to Cert
Real'd Loss Loss Appl'd to
Date
Loan ID
at Liquidation
on Loans Appl'd to Cert Credit Support to Real'd Loss Reduction Adj to Real'd Loss
to Date Paid as Cash
to Cert Int
Totals:
HISTORICAL BOND/COLLATERAL REALIZED LOSS RECONCILIATION

July 2016
ADDITIONAL RECONCILIATION DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
REO Property with Final Recovery Determination
Liq Proceeds and
other Amts Rec'd
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

July 2016
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
Recoveries /
Loss to
Certificate
Interest
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E

July 2016
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jul 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jun 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
May 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Apr 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
1
2,861,533.10
0.2%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Mar 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Feb 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
1
33,541,388.89
2.7%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jan 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Dec 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Nov 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Oct 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Sep 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Aug 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jul 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jun 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
May 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

July 2016
Delinquency Summary Report
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
69
1,235,394,468.87
100.00%
1,235,394,468.87
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
69
1,235,394,468.87
100.00%
1,235,394,468.87
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
69
1,235,394,468.87
100.00%
1,235,394,468.87
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
69
1,235,394,468.87
100.00%
1,235,394,468.87
Group 1
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

July 2016
REO STATUS REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8)Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

July 2016
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

July 2016
INTEREST ADJUSTMENT RECONCILIATION
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
Count:
Totals:
Total Interest Shortfall hitting the Trust:
0.00
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

July 2016
DEFEASED LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
64,000,000.00
05/01/2030
3.63
F
10069833
16,269,380.15
07/10/2022
4.50
F
10073634
2,234,229.73
09/10/2021
6.00
F
10073654
1,804,570.46
09/10/2021
6.00
F
10073655
84,308,180.34
Count:
Totals:
4
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

July 2016
APPRAISAL REDUCTION REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

July 2016
LOAN LEVEL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
10069817
Office
MD
07/10/27
N
172,154,974.60
1,005,613.74
0.01
07/10/16
0.00
0
654,087.15
0.00
4.550
1.50
12/31/15
10069823
Retail
FL
06/01/22
N
100,000,000.00
327,500.00
0.00
07/01/16
0.00
0
327,500.00
0.00
3.930
4.65
12/31/15
10069832
Office
CO
07/01/22
N
84,213,987.67
465,314.59
0.00
07/01/16
0.00
0
328,476.18
0.00
4.673
1.55
12/31/15
10069807
Retail
IN
04/01/22
N
82,466,788.35
441,074.38
0.00
07/01/16
0.00
0
330,789.99
0.00
4.807
2.11
12/31/15
10069833
Other
NY
05/01/30
N
64,000,000.00
193,600.00
0.00
07/01/16
0.00
0
193,600.00
0.00
3.630
0.00
10073622
Office
CO
06/07/17
N
44,121,545.46
259,808.07
0.00
07/05/16
0.00
0
170,579.90
0.00
4.630
2.04
12/31/15
10073623
Lodging
CA
04/01/17
N
41,084,366.16
293,277.86
0.00
07/01/16
0.00
0
214,050.69
0.00
6.240
1.66
12/31/15
10069813
Lodging
NY
05/01/22
N
37,489,013.49
215,903.60
0.00
07/01/16
0.00
0
157,947.59
0.00
5.048
1.85
12/31/15
10073624
Retail
XX
07/10/22
N
36,995,803.38
206,050.70
0.00
07/10/16
0.00
0
146,676.74
0.00
4.750
1.68
12/31/15
10073625
Lodging
CA
05/10/22
N
33,656,432.47
189,969.06
0.00
07/10/16
0.00
0
136,245.22
0.00
4.850
3.24
12/31/15
10069812
Mobile Home
VA
07/01/22
N
25,691,792.07
140,123.87
0.00
07/01/16
0.00
0
97,533.31
0.00
4.548
1.64
12/31/15
10069827
Retail
IL
07/01/22
N
25,648,961.87
140,065.44
0.00
07/01/16
0.00
0
97,627.32
0.00
4.560
1.53
12/31/15
10073628
Retail
CA
05/10/22
N
23,266,597.54
126,671.22
0.00
07/10/16
0.00
0
87,397.02
0.00
4.500
1.71
12/31/15
10073629
Retail
IN
07/10/22
N
21,856,473.65
114,919.04
0.00
07/10/16
0.00
0
76,631.66
0.00
4.200
1.78
12/31/15
10069811
Office
UT
05/01/22
N
20,628,386.29
119,246.26
0.00
07/01/16
0.00
0
87,547.11
0.00
5.085
1.85
12/31/15
10073630
Retail
XX
02/10/22
N
19,408,198.37
116,883.78
0.00
07/10/16
0.00
0
88,275.50
0.00
5.450
1.26
12/31/15
10073631
Industrial
OH
07/10/17
N
18,977,844.03
106,244.73
0.00
07/10/16
0.00
0
76,032.23
0.00
4.800
2.20
12/31/15
10073632
Mixed Use
CA
07/10/22
N
18,157,039.49
111,166.50
0.00
07/10/16
0.00
0
68,249.84
0.00
4.500
1.72
12/31/15
10073634
Multifamily
FL
07/10/22
N
16,269,380.15
85,123.13
0.00
07/10/16
0.00
0
61,100.26
0.00
4.500
0.00
10073633
Office
TX
07/05/22
N
16,159,216.25
85,129.35
0.00
07/05/16
0.00
0
59,345.00
0.00
4.400
1.96
12/31/15
10073635
Retail
MI
07/10/22
N
15,432,884.66
84,981.25
0.00
07/10/16
0.00
0
59,771.30
0.00
4.640
1.69
12/31/15
10073636
Lodging
VA
06/10/22
N
15,428,780.13
86,071.81
0.00
07/10/16
0.00
0
61,170.82
0.00
4.750
2.56
12/31/15
10073637
Retail
IL
06/10/22
N
14,961,241.50
83,463.57
0.00
07/10/16
0.00
0
59,317.16
0.00
4.750
1.59
12/31/15
10073638
Office
CA
06/10/22
N
14,896,173.40
78,487.72
0.00
07/10/16
0.00
0
56,564.45
0.00
4.550
1.58
12/31/15
10069826
Mobile Home
DE
07/01/22
N
10,580,346.96
57,705.56
0.00
07/01/16
0.00
0
40,165.99
0.00
4.548
0.00
10069831
Lodging
LA
07/01/19
N
10,541,002.63
61,083.51
0.00
07/01/16
0.00
0
46,619.98
0.00
5.300
3.33
12/31/15
10073640
Lodging
NY
05/10/22
N
10,481,071.17
67,899.57
0.00
07/10/16
0.00
0
44,643.39
0.00
5.100
1.74
12/31/15
10069814
Retail
FL
04/01/22
N
10,320,500.09
60,810.56
0.00
07/01/16
0.00
0
45,306.15
0.00
5.260
2.11
12/31/15
10073641
Office
CA
04/10/22
N
10,170,324.55
57,526.98
0.00
07/10/16
0.00
0
43,960.46
0.00
5.180
2.42
12/31/15
10069806
Industrial
XX
05/01/22
N
10,000,000.00
44,891.67
0.00
07/01/16
0.00
0
44,891.67
0.00
5.387
2.68
12/31/15
10069804
Industrial
XX
08/01/22
N
9,328,268.84
71,427.48
0.00
07/01/16
0.00
0
40,944.54
0.00
5.250
2.86
12/31/15
10073642
Lodging
MD
07/10/22
N
9,200,544.98
61,408.75
0.00
07/10/16
0.00
0
42,256.94
0.00
5.500
1.49
12/31/15
10073643
Lodging
LA
05/10/22
N
9,187,554.78
62,608.84
0.00
07/10/16
0.00
0
43,730.56
0.00
5.700
2.72
12/31/15
10069805
Multifamily
TX
07/01/21
N
9,007,370.40
54,783.76
0.00
07/01/16
0.00
0
40,986.17
0.00
5.452
1.92
12/31/15
10073645
Retail
MI
04/10/22
N
8,745,674.77
52,513.00
0.00
07/10/16
0.00
0
39,777.78
0.00
5.450
1.87
12/31/15
10073646
Retail
NY
04/10/22
N
8,735,409.89
51,157.49
0.00
07/10/16
0.00
0
40,160.58
0.00
5.510
1.66
12/31/15
10069810
Retail
TX
05/01/22
N
8,539,021.55
49,441.17
0.00
07/01/16
0.00
0
36,353.59
0.00
5.101
1.60
12/31/15
10073644
Lodging
PA
06/10/22
N
8,400,206.43
64,957.48
0.00
07/10/16
0.00
0
37,223.40
0.00
5.300
1.93
12/31/15
10069829
Retail
MD
07/01/22
N
7,990,027.64
43,677.93
0.00
07/01/16
0.00
0
30,478.95
0.00
4.570
1.39
12/31/15
10073839
Retail
CA
05/01/22
N
7,739,748.30
42,797.86
0.00
07/01/16
0.00
0
30,040.96
0.00
4.650
1.67
12/31/15
10069825
Mobile Home
DE
07/01/22
N
7,100,277.18
38,725.14
0.00
07/01/16
0.00
0
26,954.66
0.00
4.548
0.00

July 2016
LOAN LEVEL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
10069809
Office
TX
07/01/22
N
6,982,000.69
40,222.82
0.00
07/01/16
0.00
0
29,602.10
0.00
5.080
2.12
12/31/15
10069816
Lodging
UT
07/01/22
N
6,842,740.54
43,234.68
0.00
07/01/16
0.00
0
27,775.71
0.00
4.860
2.17
12/31/15
10073647
Mixed Use
CA
07/10/22
N
6,542,831.73
34,805.48
0.00
07/10/16
0.00
0
25,389.96
0.00
4.650
1.36
12/31/15
10073648
Office
TX
05/10/22
N
6,241,900.78
36,392.73
0.00
07/10/16
0.00
0
26,932.95
0.00
5.170
1.57
12/31/15
10073649
Retail
CO
07/10/22
N
5,871,527.87
33,551.35
0.00
07/10/16
0.00
0
24,502.40
0.00
5.000
1.33
12/31/15
10069821
Lodging
TN
06/01/22
N
5,564,413.51
35,820.29
0.00
07/01/16
0.00
0
23,468.89
0.00
5.050
1.84
12/31/15
10069815
Self Storage
MD
06/01/22
N
5,167,450.88
29,990.79
0.00
07/01/16
0.00
0
22,158.84
0.00
5.138
1.86
12/31/15
10073650
Self Storage
CA
04/10/22
N
5,018,898.40
29,542.90
0.00
07/10/16
0.00
0
21,990.72
0.00
5.250
2.07
12/31/15
10069822
Retail
CA
07/01/22
N
4,816,467.53
27,382.40
0.00
07/01/16
0.00
0
19,898.80
0.00
4.950
1.63
12/31/15
10069808
Other
NY
07/01/22
N
4,731,960.04
24,407.02
0.00
07/01/16
0.00
0
15,880.63
0.00
4.020
1.79
12/31/15
10073651
Lodging
NC
07/10/22
N
4,692,278.08
31,318.46
0.00
07/10/16
0.00
0
21,551.04
0.00
5.500
2.42
12/31/15
10073652
Retail
CA
07/10/22
N
4,683,012.98
26,082.37
0.00
07/10/16
0.00
0
18,566.68
0.00
4.750
1.47
12/31/15
10073653
Office
MI
03/10/22
N
4,368,017.30
35,304.28
0.00
07/10/16
0.00
0
21,253.03
0.00
5.820
2.01
12/31/15
10073656
Retail
TX
07/10/22
N
4,222,428.54
23,882.70
0.00
07/10/16
0.00
0
17,268.59
0.00
4.900
1.91
12/31/15
10069819
Retail
MN
06/01/22
N
4,209,695.59
23,569.16
0.00
07/01/16
0.00
0
16,813.10
0.00
4.785
1.70
12/31/15
10069818
Retail
PA
05/01/22
N
4,072,713.72
23,129.00
0.00
07/01/16
0.00
0
16,690.53
0.00
4.910
1.59
12/31/15
10069824
Mobile Home
DE
07/01/22
N
3,993,905.97
21,782.89
0.00
07/01/16
0.00
0
15,162.00
0.00
4.548
0.00
10073658
Retail
TX
07/10/22
N
3,600,000.00
14,550.00
0.00
07/10/16
0.00
0
14,550.00
0.00
4.850
1.82
12/31/15
10069830
Other
FL
07/01/22
N
3,457,672.77
18,901.56
0.00
07/01/16
0.00
0
13,189.72
0.00
4.570
1.25
12/31/15
10073657
Lodging
TX
04/10/22
N
3,451,181.10
24,138.38
0.00
07/10/16
0.00
0
17,261.47
0.00
5.990
0.78
12/31/15
10073659
Retail
NC
07/10/25
N
3,333,475.80
19,438.53
0.00
07/10/16
0.00
0
14,466.61
0.00
5.200
1.49
12/31/15
10073660
Retail
WA
04/10/22
N
2,839,213.51
17,986.52
0.00
07/10/16
0.00
0
14,214.93
0.00
6.000
1.87
12/31/15
10073654
Retail
IN
09/10/21
N
2,234,229.73
18,627.21
0.00
07/10/16
0.00
0
11,208.24
0.00
6.000
0.00
10069820
Self Storage
TX
06/01/17
N
2,123,648.75
14,327.86
0.00
07/01/16
0.00
0
9,936.18
0.00
5.603
2.16
12/31/15
10073661
Retail
TX
05/10/22
N
2,075,313.55
12,615.87
0.00
07/10/16
0.00
0
9,681.17
0.00
5.590
1.79
12/31/15
10073662
Retail
CO
05/10/22
N
1,879,313.54
11,056.46
0.00
07/10/16
0.00
0
8,249.96
0.00
5.260
2.88
12/31/15
10073655
Retail
AZ
09/10/21
N
1,804,570.46
15,045.05
0.00
07/10/16
0.00
0
9,052.81
0.00
6.000
0.00
10073663
Retail
NY
05/10/22
N
1,540,374.37
12,446.85
0.00
07/10/16
0.00
0
7,610.16
0.00
5.910
1.87
12/31/15
10069828
Office
NJ
07/01/17
04/01/16
10073626
Office
XX
06/10/17
02/01/16
10073639
Lodging
OR
05/10/17
1,235,394,468.87
6,719,660.03
0.01
0.00
72
Totals:
Count:
4,865,339.43
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

July 2016
MATERIAL BREACHES AND DOCUMENT DEFECTS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

July 2016
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Count
Balance ($)
%
0M to 4.9M
20
$68,129,473.33
5.51%
5M to 9.9M
19
$142,205,869.16
11.51%
10M to 14.9M
8
$91,950,660.30
7.44%
15M to 19.9M
7
$119,833,343.08
9.70%
20M to 24.9M
3
$65,751,457.48
5.32%
25M to 29.9M
2
$51,340,753.94
4.16%
30M to 34.9M
1
$33,656,432.47
2.72%
35M to 39.9M
2
$74,484,816.87
6.03%
40M to 44.9M
2
$85,205,911.62
6.90%
60M to 64.9M
1
$64,000,000.00
5.18%
80M to 84.9M
2
$166,680,776.02
13.49%
100M to 104.9M
1
$100,000,000.00
8.09%
170M to 174.9M
1
$172,154,974.60
13.94%
Total
69
$1,235,394,468.87
100.00%
Remaining Principal Balance
Count
Balance ($)
%
3.500% - 3.740%
1
$64,000,000.00
5.18%
3.750% - 3.990%
1
$100,000,000.00
8.09%
4.000% - 4.240%
2
$26,588,433.69
2.15%
4.250% - 4.490%
1
$16,159,216.25
1.31%
4.500% - 4.740%
17
$487,258,147.46
39.44%
4.750% - 4.990%
13
$234,933,948.76
19.02%
5.000% - 5.240%
11
$120,468,586.58
9.75%
5.250% - 5.490%
10
$92,649,433.47
7.50%
5.500% - 5.740%
6
$36,014,750.03
2.92%
5.750% - 5.990%
3
$9,359,572.77
0.76%
6.000% - 6.240%
4
$47,962,379.86
3.88%
Total
69
$1,235,394,468.87
100.00%
Gross Rate
Total Weighted Average Rate: 4.72%

July 2016
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Count
Balance ($)
%
MARYLAND
4
$194,512,998.10
15.75%
CALIFORNIA
11
$170,031,892.55
13.76%
COLORADO
4
$136,086,374.54
11.02%
FLORIDA
4
$130,047,553.01
10.53%
NEW YORK
6
$126,977,828.96
10.28%
INDIANA
3
$106,557,491.73
8.63%
VARIOUS
4
$75,732,270.59
6.13%
TEXAS
10
$62,402,081.61
5.05%
VIRGINIA
2
$41,120,572.20
3.33%
ILLINOIS
2
$40,610,203.37
3.29%
MICHIGAN
3
$28,546,576.73
2.31%
UTAH
2
$27,471,126.83
2.22%
DELAWARE
3
$21,674,530.11
1.75%
LOUISIANA
2
$19,728,557.41
1.60%
OHIO
1
$18,977,844.03
1.54%
PENNSYLVANIA
2
$12,472,920.15
1.01%
NORTH CAROLINA
2
$8,025,753.88
0.65%
TENNESSEE
1
$5,564,413.51
0.45%
MINNESOTA
1
$4,209,695.59
0.34%
WASHINGTON
1
$2,839,213.51
0.23%
ARIZONA
1
$1,804,570.46
0.15%
Total
69
$1,235,394,468.87
100.00%
Geographic Distribution by State
Count
Balance ($)
%
Industrial
3
$38,306,112.87
3.10%
Lodging
13
$196,019,585.47
15.87%
Mixed Use
2
$24,699,871.22
2.00%
Mobile Home Park
4
$47,366,322.18
3.83%
Multifamily
2
$25,276,750.55
2.05%
Office
10
$379,936,526.99
30.75%
Other
3
$72,189,632.81
5.84%
Retail
29
$439,289,668.75
35.56%
Self Storage
3
$12,309,998.03
1.00%
Total
69
$1,235,394,468.87
100.00%
Property Type

July 2016
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Count
Balance ($)
%
48 - 50
55
$1,025,739,725.79
83.03%
51 - 53
11
$196,608,572.49
15.91%
57 - 59
2
$4,038,800.19
0.33%
60 - 62
1
$9,007,370.40
0.73%
Total
69
$1,235,394,468.87
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 49
Count
Balance ($)
%
9 - 11
3
$87,329,560.37
7.07%
12 - 14
1
$18,977,844.03
1.54%
36 - 38
1
$10,541,002.63
0.85%
60 - 62
3
$13,046,170.59
1.06%
66 - 68
2
$23,776,215.67
1.92%
69 - 71
30
$477,173,393.65
38.63%
72 - 74
26
$365,061,831.53
29.55%
108 - 110
1
$3,333,475.80
0.27%
132 - 134
1
$172,154,974.60
13.94%
165 - 167
1
$64,000,000.00
5.18%
Total
69
$1,235,394,468.87
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 79

July 2016
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Count
Balance ($)
%
0.500% - 0.99
1
$3,451,181.10
0.28%
1.000% - 1.49
11
$91,080,209.07
7.37%
1.500% - 1.99
37
$743,418,326.57
60.18%
2.000% - 2.49
10
$139,055,382.44
11.26%
2.500% - 2.99
5
$40,191,934.59
3.25%
3.000% - 3.49
2
$44,197,435.10
3.58%
3.500% - 3.99
1
$10,000,000.00
0.81%
4.000% - 4.49
1
$100,000,000.00
8.09%
Not Avail.
1
$64,000,000.00
5.18%
Total
69
$1,235,394,468.87
100.00%
DSCR
Total Weighted Average DSCR: 1.95
Count
Balance ($)
%
Amortizing Balloon
55
$710,530,098.48
57.51%
IO Maturity Balloon
2
$164,000,000.00
13.28%
IO/Amortizing/Balloon
12
$360,864,370.39
29.21%
Total
69
$1,235,394,468.87
100.00%
Amortization Type

July 2016
HISTORICAL LOAN MODIFICATION REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Old P&I
Modified
Note Rate
Modified
Payment
Amount
Old
Maturity
Date
Maturity Date
Total Months for
Change of
Modification
Modification Code
*
*Modification Code: 1 = Maturity Date Extension; 2 = Amortization Change; 3 = Principal Write-Off; 4 =Not Used; 5 = Temporary Rate Reduction;
6 = Capitalization on Interest; 7 = Capitalization on Taxes; 8 = Other; 9 = RCombination; 10 = Forbearance.